SCHEDULE OF CHANGE IN FAIR VALUE OF OUR INVESTMENT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Begining, investment	$ 22,653,225	$ 22,653,225	$ 22,640,519
Change in fair value of investment			12,706
Ending, investment	$ 22,653,225	$ 22,653,225	$ 22,653,225